Fees Summary	Oct. 18, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,485,000
Previously Paid Amount	0.00
Total Fee Amount	686.65
Total Offset Amount	0.00
Net Fee	686.65
Narrative - Max Aggregate Offering Price	$ 4,485,000
Final Prospectus	true